Inventories (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Inventory Disclosure [Abstract]
Inventory obsolescence write offs	$ 565,406	$ 6,366
Increase in inventory wasp system production			$ 3,800,000